Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions			6 Months Ended
	Aug. 06, 2026	Jul. 01, 2026	Jun. 30, 2026
Subsequent Events [Line Items]
Commitment shares			938,086
Subsequent Event [Member]
Subsequent Events [Line Items]
Purchase amount (in Dollars)	$ 10
WISeSat.Space [Member]
Subsequent Events [Line Items]
Redemption price (in Dollars per share)			$ 10.66
Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Options granted		45,000